Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,272,430.11
Total Fee Amount	175.72
Total Offset Amount	0.00
Net Fee	$ 175.72
Offering Table N/A
Offset Table N/A	N/A